CONVERTIBLE NOTES PAYABLE - Union Capital (Details) - USD ($)	Sep. 22, 2015	Mar. 03, 2015
CONVERTIBLE NOTES PAYABLE - Union Capital
Company issued convertible promissory notes to Union Capital in the principal amounts		$ 44,000
Union Capital note bears interest at a rate per annum		8.00%
The Company received net proceeds for Union Capital notes		$ 38,000
Union Capital note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date		62.00%
Union Capital Notes may be prepaid by us any time within 180 days at a premium for a prepayment within the initial 30 days		115.00%
Union Capital Notes may be prepaid by us any time within 180 days at a premium for a prepayment after 150 days and before 180 days		145.00%
Union Capital Notes prepayment premium for the 31-60 day period		121.00%
Union Capital Notes prepayment premium for the 61-90 day period		127.00%
Union Capital Notes prepayment premium for the 91-120 day period		133.00%
Union Capital Notes prepayment premium for the 121-150 day period		139.00%
Union Capital converted principal amount of note in to shares of common stock.	$ 2,420
Union Capital converted principal and interest into an aggregate of shares of common stock.	3,132,122
Amount of principal plus accrued interest in the Union Note was assigned to GHS Investments, LLC	$ 41,580